CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Schedule of Financial Data for Reportable Operating Segments
Financial data relating to reportable operating segments:

	Year ended December 31, 2018
	Fixed Networks	Mobility Solutions	Terrestrial Infrastructure Projects	Total

Revenues	$144,208	$97,180	$25,003	$266,391
Cost of revenues	93,745	47,995	30,614	172,354

Gross profit	50,463	49,185	(5,611)	94,037

Research and development, net	11,764	21,259	-	33,023
Selling and marketing	16,106	6,421	179	22,706
General and administrative	11,302	4,436	1,286	17,024

Operating income (loss)	11,291	17,069	(7,076)	21,284
Financial expenses, net				4,298
Income before taxes				16,986
Taxes on income (benefit)				(1,423)
Net income				18,409

Depreciation and amortization expenses	$6,811	$6,128	$210	$13,149

	Year ended December 31, 2017
	Fixed Networks	Mobility Solutions	Terrestrial Infrastructure Projects	Total

Revenues	$116,105	$88,397	$78,254	$282,756
Cost of revenues	81,920	46,493	71,848	200,261

Gross profit	34,185	41,904	6,406	82,495

Research and development, net	12,172	15,842	-	28,014
Selling and marketing	17,782	5,782	195	23,759
General and administrative	10,987	6,326	2,548	19,861

Operating income (loss)	(6,756)	13,954	3,663	10,861
Financial expenses, net				4,307
Income before taxes				6,554
Taxes on income (benefit)				(247)
Net income				6,801

Depreciation and amortization expenses	$5,046	$7,902	$192	$13,140

	Year ended December 31, 2016
	Fixed Networks	Mobility Solutions	Terrestrial Infrastructure Projects	Total

Revenues	$124,930	$62,911	$91,710	$279,551
Cost of revenues	84,986	40,962	78,113	204,061

Gross profit	39,944	21,949	13,597	75,490

Research and development, net	12,599	12,254	-	24,853
Selling and marketing	17,710	5,483	218	23,411
General and administrative	13,750	9,138	3,583	26,471

Operating income (loss)	(4,115)	(4,926)	9,796	755
Financial expenses, net				(4,843)
Loss before taxes				(4,088)
Taxes on income				1,252
Loss				(5,340)

Depreciation and amortization expenses	$5,394	$7,530	$184	$13,108

Schedule of Revenues by Geographic Area
Following is a summary of revenues by geographic areas. Revenues attributed to geographic areas, based on the location of the end customers and in accordance with ASC 280, are as follows:

	Year ended December 31,
	2018	2017	2016

Latin America	$94,707	$132,134	$143,491
Asia Pacific	39,381	34,586	47,094
North America	97,122	73,921	54,728
Europe, the Middle East and Africa	35,181	42,115	34,238

	$266,391	$282,756	$279,551

Schedule of Long-Lived Assets by Geographic Area
The Company's long-lived assets are located as follows:

Property and Equipment, net:

	December 31,
	2018	2017

Israel	$64,018	$62,606
Latin America	4,564	5,000
United States	5,620	3,733
Europe	9,117	9,426
Other	1,084	1,481

	$84,403	$82,246

Schedule of Revenues from Major Customers
The table below represents the revenues from major customers:
	Year ended December 31,
	2018	2017		2016

Customer A	10%	28%		34%
Customer B	15%	*	)	*	)
Customer C	13%	*	)	*	)
*) Less than 10%